Decommissioning Provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Decommissioning Provision
Provisions, beginning of year	$ 12,129	$ 11,715
Decommissioning costs and change in estimates	(1,356)	(173)
Accretion on decommissioning provision	616	587
Provisions, end of year	$ 11,389	$ 12,129